REVENUE-EARNING VEHICLES - DOLLAR THRIFTY (Tables) (Dollar Thrifty Automotive Group Inc.)	12 Months Ended
Dec. 31, 2011
Dollar Thrifty Automotive Group Inc.
Revenue-earnings vehicles
Schedule of revenue-earning vehicles

	December 31,
	2011	2010
	(In Thousands)
Revenue-earning vehicles	$1,858,766	$1,668,473
Less: Accumulated depreciation	(390,931)	(326,651)

	$1,467,835	$1,341,822